Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Property, plant and equipment	$ 149,102	$ 126,479
Exploration and evaluation asset	8,648	6,768
Deferred tax asset	194	87
Total non-current assets	157,944	133,334
Inventories	20,812	16,798
Prepayments	6,930	1,974
Trade and other receivables	7,938	4,962
Income tax receivable	101	76
Derivative financial assets	0	1,184
Cash and cash equivalents	17,152	19,092
Assets held for sale	0	500
Total current assets	52,933	44,586
Total assets	210,877	177,920
Equity and liabilities
Share capital	82,667	74,696
Reserves	137,779	138,310
Retained loss	(59,150)	(71,487)
Equity attributable to shareholders	161,296	141,519
Non-controlling interests	19,260	16,524
Total equity	180,556	158,043
Liabilities
Provisions	3,294	3,567
Deferred tax liabilities	8,034	4,234
Loans and borrowings - long term portion	0	0
Cash-settled share-based payment - long term portion	974	1,934
Lease liabilities - long term portion	331	178
Total non-current liabilities	12,633	9,913
Loans and borrowings - short term portion	0	408
Cash-settled share-based payment - short term portion	2,053	336
Lease liabilities - short term portion	134	61
Derivative financial liabilities	3,095	0
Income taxes payable	1,562	495
Trade and other payables	9,957	8,664
Overdraft	887	0
Total current liabilities	17,688	9,964
Total liabilities	30,321	19,877
Total equity and liabilities	$ 210,877	$ 177,920